Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Components of Debt
The Company's debt, including its available credit facilities, consists of the following ($ in millions):

Facility	Weighted-Average Interest Rate as of March 31, 2021	Fixed or Floating Interest Rate	Maturity	March 31, 2021	December 31, 2020
Non-Vehicle Debt
Senior Secured Superpriority Debtor-in-Possession Credit Agreement	8.25%	Floating	12/2021	$750	$250
Other Non-Vehicle Debt	8.25%	Fixed	Various	16	18
Unamortized Debt Issuance Costs and Net (Discount) Premium				(26)	(25)
Total Non-Vehicle Debt Not Subject to Compromise				740	243
Non-Vehicle Debt Subject to Compromise
Senior Term Loan	3.50%	Floating	6/2023	656	656
Senior RCF	3.38%	Floating	6/2021	615	615
Senior Notes(1)	6.11%	Fixed	10/2022-1/2028	2,700	2,700
Senior Second Priority Secured Notes	7.63%	Fixed	6/2022	350	350
Promissory Notes	7.00%	Fixed	1/2028	27	27
Alternative Letter of Credit Facility(2)	5.25%	Floating	11/2023	142	114
Senior RCF Letter of Credit Facility	5.50%	Floating	6/2021	34	17
Letter of Credit Facility	5.50%	Floating	6/2021	23	—
Unamortized Debt Issuance Costs and Net (Discount) Premium				(36)	(36)
Total Non-Vehicle Debt Subject to Compromise				4,511	4,443
Vehicle Debt
HVF II U.S. ABS Program
HVF II U.S. Vehicle Variable Funding Notes
HVF II Series 2013-A(3)(4)	3.41%	Floating	3/2022	1,665	1,940
				1,665	1,940
HVF II U.S. Vehicle Medium Term Notes
HVF II Series 2015-3(4)	3.78%	Fixed	9/2020	144	163
HVF II Series 2016-2(4)	4.12%	Fixed	3/2021	232	263
HVF II Series 2016-4(4)	3.78%	Fixed	7/2021	165	187
HVF II Series 2017-1(4)	4.03%	Fixed	10/2020	176	199
HVF II Series 2017-2(4)	4.45%	Fixed	10/2022	145	164
HVF II Series 2018-1(4)	3.93%	Fixed	2/2023	414	468
HVF II Series 2018-2(4)	4.40%	Fixed	6/2021	84	94
HVF II Series 2018-3(4)	4.69%	Fixed	7/2023	84	95

Facility	Weighted-Average Interest Rate as of March 31, 2021	Fixed or Floating Interest Rate	Maturity	March 31, 2021	December 31, 2020
HVF II Series 2019-1(4)	4.45%	Fixed	3/2022	292	330
HVF II Series 2019-2(4)	4.05%	Fixed	5/2024	313	354
HVF II Series 2019-3(4)	3.30%	Fixed	12/2024	311	352
				2,360	2,669
HVIF U.S. Fleet Medium Term Notes:
HVIF Series 2020-1	3.53%	Fixed	11/2021	881	—
				881	—
Vehicle Debt - Other
European Vehicle Notes(5)	5.07%	Fixed	10/2021-3/2023	853	888
European ABS(4)	1.60%	Floating	11/2021	212	263
Hertz Canadian Securitization(4)	2.44%	Floating	1/2023	95	53
Australian Securitization(4)	1.66%	Floating	6/2021	99	97
New Zealand RCF	2.95%	Floating	6/2021	31	35
U.K. Financing Facility	3.03%	Floating	4/2021-2/2024	91	105
Other Vehicle Debt	3.35%	Floating	4/2021-11/2024	53	37
				1,434	1,478
Unamortized Debt Issuance Costs and Net (Discount) Premium				(54)	(63)
Total Vehicle Debt Not Subject to Compromise				6,286	6,024
Total Debt Not Subject to Compromise				$7,026	$6,267

(1)References to the "Senior Notes" include the series of Hertz's unsecured senior notes set forth in the table below which are included in liabilities subject to compromise in the accompanying unaudited condensed consolidated balance sheets as of March 31, 2021 and December 31, 2020. Outstanding principal amounts for each such series of the Senior Notes is also specified below:

(In millions)	Outstanding Principal
Senior Notes	March 31, 2021	December 31, 2020
6.250% Senior Notes due October 2022	$500	$500
5.500% Senior Notes due October 2024	800	800
7.125% Senior Notes due August 2026	500	500
6.000% Senior Notes due January 2028	900	900
	$2,700	$2,700
(2)Includes default interest.
(3)Includes default interest which is comprised of an increase in the contractual spread.
(4)Maturity reference is to the earlier "expected final maturity date" as opposed to the subsequent "legal final maturity date." The expected final maturity date is the date by which Hertz and investors in the relevant indebtedness originally expected the outstanding principal of the relevant indebtedness to be repaid in full. The legal final maturity date is the date on which the outstanding principal of the relevant indebtedness is legally due and payable in full. While HVF II remains in an amortization event, as described below, the expected maturity will deviate from its stated, contractual maturity date during amortization as payoff is based on the sale of the underlying vehicles and the pro-rata application of those proceeds across all outstanding HVF II Series of Notes in accordance with their seniority. During the amortization event, the ultimate maturity of the notes will depend upon the length of time the underlying vehicle collateral is sold or the timing of the refinancing of the notes.
(5)References to the "European Vehicle Notes" include the series of Hertz Holdings Netherlands B.V.'s, an indirect wholly-owned subsidiary of Hertz organized under the laws of the Netherlands, ("Hertz Netherlands") unsecured senior notes (converted from Euros to U.S. Dollars at a rate of 1.18 to 1 and 1.22 to 1 as of March 31, 2021 and December 31, 2020, respectively), set forth in the table below. Outstanding principal amounts for each such series of the European Vehicle Notes is also specified below:

(In millions)	Outstanding Principal
European Vehicle Notes	March 31, 2021	December 31, 2020
4.125% Senior Notes due October 2021	$265	$276
5.500% Senior Notes due March 2023	588	612
	$853	$888
The fair value of debt is estimated based on quoted market rates as well as borrowing rates currently available to the Company for loans with similar terms and average maturities (i.e., Level 2 inputs).

	March 31, 2021		As of December 31, 2020
(In millions)	Nominal Unpaid Principal Balance	Aggregate Fair Value	Nominal Unpaid Principal Balance	Aggregate Fair Value
Non-Vehicle Debt(1)	$5,313	$5,316	$4,747	$3,382
Vehicle Debt	6,340	6,254	6,087	6,021
Total	$11,653	$11,570	$10,834	$9,403

(1)Includes Non-Vehicle Debt included in liabilities subject to compromise in the accompanying unaudited condensed consolidated balance sheets as of March 31, 2021 and December 31, 2020. See Note 6, "Debt."

The Company's debt, including its available credit facilities, consists of the following ($ in millions):

Facility	Weighted-Average Interest Rate as of December 31, 2020	Fixed or Floating Interest Rate	Maturity	December 31, 2020	December 31, 2019
Non-Vehicle Debt
Senior Term Loan(1)		Floating	6/2023	$—	$660
Senior RCF(1)		Floating	6/2021	—	—
Senior Notes(1)(2)		Fixed	10/2022-1/2028	—	2,700
Senior Second Priority Secured Notes(1)		Fixed	6/2022	—	350
Senior Secured Superpriority Debtor-in-Possession Credit Agreement	8.53%	Floating	12/2021	250	—
Promissory Notes(1)		Fixed	1/2028	—	27
Other Non-Vehicle Debt	7.26%	Fixed	Various	18	18
Unamortized Debt Issuance Costs and Net (Discount) Premium				(25)	(34)
Total Non-Vehicle Debt Not Subject to Compromise				243	3,721
Non-Vehicle Debt Subject to Compromise
Senior Term Loan	3.50%	Floating	6/2023	656	—
Senior RCF	3.41%	Floating	6/2021	615	—
Senior Notes(2)	6.11%	Fixed	10/2022-1/2028	2,700	—
Senior Second Priority Secured Notes	7.63%	Fixed	6/2022	350	—
Promissory Notes	7.00%	Fixed	1/2028	27	—
Alternative Letter of Credit Facility(6)	5.25%	Floating	11/2023	114	—
Senior RCF Letter of Credit Facility	5.50%	Floating	6/2021	17	—
Unamortized Debt Issuance Costs and Net (Discount) Premium				(36)	—
Total Non-Vehicle Debt Subject to Compromise				4,443	—
Vehicle Debt
HVF II U.S. ABS Program
HVF II U.S. Vehicle Variable Funding Notes
HVF II Series 2013-A(3)(6)	3.39%	Floating	3/2022	1,940	2,644
				1,940	2,644

Facility	Weighted-Average Interest Rate as of December 31, 2020	Fixed or Floating Interest Rate	Maturity	December 31, 2020	December 31, 2019
HVF II U.S. Vehicle Medium Term Notes
HVF II Series 2015-1(3)	N/A	N/A	N/A	—	780
HVF II Series 2015-3(3)	3.64%	Fixed	9/2020	163	371
HVF II Series 2016-2(3)	3.98%	Fixed	3/2021	263	595
HVF II Series 2016-4(3)	3.65%	Fixed	7/2021	187	424
HVF II Series 2017-1(3)	3.91%	Fixed	10/2020	199	450
HVF II Series 2017-2(3)	4.31%	Fixed	10/2022	164	350
HVF II Series 2018-1(3)	3.86%	Fixed	2/2023	468	1,000
HVF II Series 2018-2(3)	4.31%	Fixed	6/2021	94	200
HVF II Series 2018-3(3)	4.62%	Fixed	7/2023	95	200
HVF II Series 2019-1(3)	4.37%	Fixed	3/2022	330	700
HVF II Series 2019-2(3)	3.98%	Fixed	5/2024	354	750
HVF II Series 2019-3(3)	3.22%	Fixed	12/2024	352	800
				2,669	6,620
Donlen U.S. ABS Program
HFLF U.S. ABS Program
HFLF Variable Funding Notes
HFLF Series 2013-2(4)(6)	6.12%	Floating	1/2021-6/2022	—	286
				—	286
HFLF Medium Term Notes
HFLF Series 2016-1(4)	N/A	N/A	N/A	—	34
HFLF Series 2017-1(4)	2.94%	Both	1/2021-8/2022	—	229
HFLF Series 2018-1(4)	2.74%	Both	1/2021-8/2022	—	462
HFLF Series 2019-1(4)	2.31%	Both	1/2021-8/2022	—	650
				—	1,375
Vehicle Debt - Other
U.S. Vehicle RCF	N/A	N/A	N/A	—	146
European Vehicle Notes(5)	5.07%	Fixed	10/2021-3/2023	888	810
European ABS(3)	1.60%	Floating	11/2021	263	766
Hertz Canadian Securitization(3)(6)	3.67%	Floating	3/2021	53	241
Donlen Canadian Securitization(3)	1.54%	Floating	12/2022	—	24
Australian Securitization(3)	1.67%	Floating	6/2021	97	177
New Zealand RCF	2.91%	Floating	6/2021	35	50
U.K. Financing Facility	3.01%	Floating	1/2021-11/2023	105	247
Other Vehicle Debt	3.52%	Floating	1/2021-11/2024	37	29
				1,478	2,490
Unamortized Debt Issuance Costs and Net (Discount) Premium				(63)	(47)
Total Vehicle Debt Not Subject to Compromise				6,024	13,368
Total Debt Not Subject to Compromise				$6,267	$17,089
N/A - Not applicable

(1)As a result of filing the Chapter 11 Cases, certain debt was classified as liabilities subject to compromise in the accompanying consolidated balance sheet as of December 31, 2020. The weighted-average interest rate for such debt is disclosed in subsequent rows under "non-vehicle debt subject to compromise."
(2)References to the "Senior Notes" include the series of Hertz's unsecured senior notes set forth in the table below which are included in liabilities subject to compromise in the accompanying consolidated balance sheet as of December 31, 2020. Outstanding principal amounts for each such series of the Senior Notes is also specified below:

(In millions)	Outstanding Principal
Senior Notes	December 31, 2020	December 31, 2019
6.250% Senior Notes due October 2022	$500	$500
5.500% Senior Notes due October 2024	800	800
7.125% Senior Notes due August 2026	500	500
6.000% Senior Notes due January 2028	900	900
	$2,700	$2,700

(3)     Maturity reference is to the earlier "expected final maturity date" as opposed to the subsequent "legal final maturity date." The expected final maturity date is the date by which Hertz and investors in the relevant indebtedness originally expected the outstanding principal of the relevant indebtedness to be repaid in full. The legal final maturity date is the date on which the outstanding principal of the relevant indebtedness is legally due and payable in full. While HVF II remains in an amortization event, as described below, the expected maturity will deviate from its stated, contractual maturity date during amortization as payoff is based on the sale of the underlying vehicles and the pro-rata application of those proceeds across all outstanding HVF II Series of Notes in accordance with their seniority. During the amortization event, the ultimate maturity of the notes will depend upon the length of time the underlying vehicle collateral is sold or the timing of the refinancing of the notes.
(4)    In the case of the HFLF Medium Term Notes, such notes are repayable from cash flows derived from third-party leases comprising the underlying HFLF collateral pool. As a result of the Chapter 11 Cases and the resulting amortization events, as described below, the revolving period for all series was terminated and are amortizing monthly by an amount equal to the lease collections payable to that series and the maturity date referenced for each series of HFLF Medium Term Notes represents the date by which Hertz expects such series of notes to be repaid in full, which is based upon the contractual amortization of the underlying leases as well as the assumed rate of prepayments of such leases. Such maturity reference is to the “expected final maturity date” as opposed to the subsequent “legal final maturity date.” The legal final maturity date is the date on which the relevant indebtedness is legally due and payable. Although the underlying lease cash flows that support the repayment of the HFLF Medium Term Notes may vary, the cash flows generally are expected to approximate a straight-line amortization of the related notes from the initial maturity date through the expected final maturity date.
(5)    References to the "European Vehicle Notes" include the series of Hertz Holdings Netherlands B.V.'s, an indirect wholly-owned subsidiary of Hertz organized under the laws of the Netherlands ("Hertz Netherlands"), unsecured senior notes (converted from Euros to U.S. dollars at a rate of 1.22 to 1 and 1.12 to 1 as of December 31, 2020 and 2019, respectively) set forth in the table below. Outstanding principal amounts for each such series of the European Vehicle Notes is also specified below:

(In millions)	Outstanding Principal
European Vehicle Notes	December 31, 2020	December 31, 2019
4.125% Senior Notes due October 2021	$276	$251
5.500% Senior Notes due March 2023	612	559
	$888	$810

(6)    Includes default interest which is comprised of an increase in the contractual spread.
The fair value of debt is estimated based on quoted market rates as well as borrowing rates currently available to the Company for loans with similar terms and average maturities (i.e., Level 2 inputs).

	As of December 31, 2020		As of December 31, 2019
(In millions)	Nominal Unpaid Principal Balance	Aggregate Fair Value(1)	Nominal Unpaid Principal Balance	Aggregate Fair Value
Non-Vehicle Debt(2)	$4,747	$3,382	$3,755	$3,840
Vehicle Debt	6,087	6,021	13,415	13,529
Total	$10,834	$9,403	$17,170	$17,369

(1)    The decrease in the aggregate fair value of the Company's debt is due to the impact from COVID-19 and the filing of the Chapter 11 Cases, as disclosed in Note 1, "Background."
(2)    Includes Non-Vehicle Debt included in liabilities subject to compromise in the accompanying consolidated balance sheet as of December 31, 2020. See Note 6, "Debt."

Schedule of facilities available for the use of the company and its subsidiaries
The following facilities were available to the Company as of March 31, 2021 and are presented net of any outstanding letters of credit:

(In millions)	Remaining Capacity	Availability Under Borrowing Base Limitation
Non-Vehicle Debt
Senior RCF(1)	$—	$—
Senior Secured Superpriority Debtor-in-Possession Credit Agreement	900	900
Letter of Credit Facility(1)	—	—
Alternative Letter of Credit Facility(1)	—	—
Total Non-Vehicle Debt	900	900
Vehicle Debt
HVF II U.S. Vehicle Variable Funding Notes(1)	—	—
HVIF Series 2020-1	3,119	35
European ABS	494	4
Hertz Canadian Securitization	183	—
Australian Securitization	62	4
U.K. Financing Facility	19	—
New Zealand RCF	21	—
Total Vehicle Debt	3,898	43
Total	$4,798	$943

(1)    As a result of the filing of the Chapter 11 Cases, there is no longer remaining capacity or availability under these facilities, as such unused commitments were terminated.

The following facilities were available to the Company as of December 31, 2020 and are presented net of any outstanding letters of credit:

(In millions)	Remaining Capacity	Availability Under Borrowing Base Limitation
Non-Vehicle Debt
Senior RCF(1)	$—	$—
Senior Secured Superpriority Debtor-in-Possession Credit Agreement	1,400	1,400
Letter of Credit Facility(1)	—	—
Alternative Letter of Credit Facility(1)	—	—
Total Non-Vehicle Debt	1,400	1,400
Vehicle Debt
HVF II U.S. Vehicle Variable Funding Notes(1)	—	—
HVIF Series 2020-1	4,000	10
European ABS	471	—
Hertz Canadian Securitization(1)	—	—
Australian Securitization	63	2
U.K. Financing Facility	44	1
New Zealand RCF	19	2
Total Vehicle Debt	4,597	15
Total	$5,997	$1,415

(1)    As a result of the filing of the Chapter 11 Cases, there is no longer remaining capacity or availability under these facilities, as such unused commitments were terminated.